UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

734 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund, Inc.
Schedule of Investments (unaudited)
January 31, 2009

	Shares or Principal Amount		Value

Common Stocks 98.5%
Aerospace and Defense 4.8%
Aerovironment*	11,100	shs.	$411,366
BE Aerospace*	23,100		223,377
Ducommun	29,700		562,518
Stanley*	13,000		393,380

			1,590,641

Biotechnology 6.8%
BioMarin Pharmaceutical*	32,200		620,172
Celera*	67,700		571,388
Facet Biotech*	21,820		132,666
Human Genome Sciences*	63,000		114,030
Onyx Pharmaceuticals*	12,600		383,418
OSI Pharmaceuticals*	6,300		224,280
PDL BioPharma*	35,900		230,478

			2,276,432

Capital Markets 2.5%
Federated Investors (Class B)	9,400		183,488
Hercules Technology Growth Capital	33,700		220,061
Knight Capital Group*	18,800		338,964
Thomas Weisel Partners Group*	32,300		99,807

			842,320

Chemicals 1.0%
Intrepid Potash*	16,800		342,384

Commercial Services and Supplies 5.5%
Clean Harbors*	8,500		454,835
Corrections Corporation of America*	53,344		735,080
The GEO Group*	43,200		639,360

			1,829,275

Communications Equipment 2.1%
ADC Telecommunications*	29,800		151,086
F5 Networks*	12,300		272,691
Ixia*	50,300		267,596

			691,373

Construction and Engineering 1.5%
Quanta Services*	23,800		508,844

Diversified Consumer Services 4.1%
American Public Education*	14,800		579,568
Corinthian Colleges*	17,900		334,372
ITT Educational Services*	3,600		441,036

			1,354,976

Electric Utilities 0.8%
ITC Holdings	6,500		272,870

Electrical Equipment 0.5%
AMETEK	5,500		175,780

Electronic Equipment, Instruments and Components 3.0%
FLIR Systems*	17,100		426,987
Itron*	6,504		424,711
L-1 Identity Solutions*	21,900		158,775

			1,010,473

Energy Equipment and Services 2.9%
Dril-Quip*	11,200		274,400
Oceaneering International*	7,200		248,112
T-3 Energy Services*	16,000		204,000
Tesco*	22,600		224,644

			951,156

Health Care Equipment and Supplies 5.4%
American Medical Systems Holdings*	40,900		437,630
ev3*	35,800		193,678
Integra LifeSciences Holdings*	10,367		287,581
Inverness Medical Innovations*	28,300		692,501
TomoTherapy*	73,200		185,196

			1,796,586

Health Care Providers and Services 8.1%
Alliance HealthCare Services*	27,700		245,422
AmSurg*	15,700		307,563
Centene*	10,100		179,073
Chemed	13,100		525,703
Five Star Quality Care*	135,300		258,423
Gentiva Health Services*	4,800		121,344
Mednax*	15,398		516,911
Skilled Healthcare Group (Class A)*	35,948		299,447
Universal Health Services	6,000		227,100

			2,680,986

Hotels, Restaurants and Leisure 5.3%
Bally Technologies*	31,100		627,909
Einstein Noah Restaurant Group*	20,100		139,092
Morgans Hotel Group*	58,067		211,945
Texas Roadhouse (Class A)*	23,154		176,665
Wendy’s/Arby’s Group	49,800		250,992
WMS Industries*	16,100		357,742

			1,764,345

Insurance 1.5%
Aspen Insurance Holdings	13,500		298,350
Fidelity National Financial	13,800		201,756

			500,106

Internet Software and Services 5.1%
Akamai Technologies*	12,300		165,804
Art Technology Group*	167,700		286,767
Bankrate*	5,400		180,144
Equinix*	3,000		160,050
Omniture*	33,800		307,242
VistaPrint*	25,351		580,538

			1,680,545

IT Services 1.4%
Information Services Group*	86,300		276,160
Lender Processing Services	7,300		189,216

			465,376

Life Sciences Tools and Services 2.8%
Life Technologies*	11,500		292,790
Parexel International*	25,800		255,162
PerkinElmer	29,400		371,028

			918,980

Machinery 2.0%
Barnes Group	24,900		281,370
Joy Global	8,100		168,723
Titan Machinery*	20,700		210,105

			660,198

Metals and Mining 1.1%
Brush Engineered Materials*	30,100		378,056

Oil, Gas and Consumable Fuels 5.1%
Approach Resources*	31,700		218,730
Cabot Oil & Gas	10,900		299,641
Comstock Resources*	6,300		240,219
Goodrich Petroleum*	8,900		257,210
Overseas Shipholding Group	6,700		239,190
Teekay	12,500		219,000
Whiting Petroleum*	8,100		234,900

			1,708,890

Personal Products 2.6%
Alberto-Culver	13,000		317,980
Chattem*	8,000		540,800

			858,780

Pharmaceuticals 3.3%
Cypress Bioscience*	22,500		191,250
Endo Pharmaceuticals Holdings*	17,300		388,731
Medicines*	24,700		316,160
Sepracor*	13,400		203,680

			1,099,821

Professional Services 5.8%
FTI Consulting*	25,100		1,029,351
Huron Consulting Group*	18,150		907,137

			1,936,488

Real Estate Investment Trusts 1.6%
MFA Financial	90,400		517,992

Semiconductors and Semiconductor Equipment 4.2%
Atheros Communications*	17,100		205,371
Microsemi*	66,622		559,625
ON Semiconductor*	54,991		229,312
Tessera Technologies*	33,300		391,608

			1,385,916

Software 6.4%
Ariba*	38,000		290,320
Informatica*	19,278		245,987
Lawson Software*	40,300		170,066
Macrovision Solutions*	26,762		350,850
Nuance Communications*	108,675		1,071,535

			2,128,758

Specialty Retail 1.1%
GameStop (Class A)*	3,400		84,252
Urban Outfitters*	17,000		264,860

			349,112

Textiles, Apparel and Luxury Goods 0.2%
Lululemon Athletica*	12,200		82,960

Total Common Stocks			32,760,419
Money Market Fund 4.4%
SSgA U.S. Treasury Money Market Fund	$1,473,366		1,473,366

Total Investments 102.9%			34,233,785

Other Assets Less Liabilities (2.9)%			(965,178)

Net Assets 100.0%			$33,268,607

* Non-income producing security.

See notes to schedule of investments.

Notes to Schedule of Investments (unaudited)
January 31, 2009

1.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

2.

Fair Value Measurements – On November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of January 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Investments	$34,233,785
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$34,233,785

3.

Risk — To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

4.

Federal Tax Information — The cost of investments for federal income tax purposes was $50,482,289. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $820,604 and $17,069,108, respectively. Net unrealized depreciation was $16,248,504.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	March 23, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	March 23, 2009

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.